COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS AND CONTINGENCIES

On September 15, 2021, the Company entered into an agreement with a vendor for financial advisement services related to the Business Combination. The agreement calls for the vendor to receive a contingent fee at Business
Combination in the amount o
f $3,000,000. If, following or in connection with the termination, abandonment or failure to occur of any proposed Business Combination in respect of which the Company entered into an agreement during the term of this Agreement or during the

12-month period following the effective date of termination of this Agreement, the Company or any affiliate is entitled to receive a break-up,
termination, “topping,” expense reimbursement, earnest money payment or similar fee or payment (each and together, “Termination Payments”), the vendor shall be entitled to a cash fee (the
“Break-Up
Fee”), payable upon the Company’s or such affiliate’s receipt of such amount, equal to the lesser of (x) 25% of the aggregate amount of all Termination Payments paid to the Company or such affiliate or (y) $750,000. In addition, the agreement contains an additional contingent fee provision of 4% of the gross proceeds of any equity or equity-linked securities sold in connection with the Business Combination. In addition to any fees that may be payable to the vendor, the Company will reimburse the vendor for all reasonable expenses in connection with the agreement.
On October 11, 2021, the Company entered into an agreement with a vendor for financial advisement services related to the Business Combination. The agreement calls for the vendor to receive a contingent fee at Business Combination in the amount equal to (i) the aggregate principal amount of securities issued at the closing of such transaction, multiplied by (ii) 4%, multiplied by (iii) 50%. In addition to any fees that may be payable to the vendor, the Company will reimburse the vendor for all reasonable expenses in connection with the agreement.
On February 15, 2022, the Company entered into an agreement with a vendor for investment banking services related to the pending Business Combination. Specifically, the agreement relates to assisting in raising the funds as part of the PIPE financing. The agreement calls for the vendor to receive a contingent fee equal to (i) the aggregate principal amount of securities issued at the closing of such transaction as i) 2% if it is a equity or debt security or ii)
 1%
if it is a convertible debt security. In addition to any fees that may be payable to the vendor, the Company will reimburse the vendor for all reasonable expenses in connection with the agreement.
As of June 30, 2022 and December 31, 2021, the Company’s contingent legal fees amounted to approximately $1,800,000 and $981,000, respectively. These fees will only become due and payable upon the consummation of an initial Business Combination.

Registration Rights
Pursuant to a registration rights agreement entered into on July 28, 2021, the holders of the Founder Shares, Private Placement Units (including securities contained therein) and units (including securities contained therein) that may be issued upon conversion of Working Capital Loans, and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and any shares of Class A common stock and warrants (and underlying Class A common stock) are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. This agreement has been subsequently amended and restated.

IPO Underwriting Agreement
The Company granted the underwriters
a

45-day

option
from the date of the Initial Public Offering to purchase up to 3,000,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On August 2, 2021, the underwriters notified the Company of their intention to partially exercise their over-allotment option. As such, on August 4, 2021, the Company consummated the sale of an additional 2,807,868 Units.
The underwriters were paid a cash fee of $0.20 per Unit, or $4,561,574 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $7,982,754 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On June 28, 2022, the IPO Underwriting Agreement and related engagement letters were amended to reflect the agreed upon terms of the closing fee structure.
Pursuant to the terms of the amended IPO Underwriting Agreement, SWAG, Nogin, Jefferies LLC (“Jefferies”), Stifel Nicolaus & Company, Incorporated (“Stifel”) and J.Wood Capital Advisors LLC (“JWCA”) have agreed to a revised proposed structure (the “Closing Fee Structure”) in which Jefferies, Stifel and JWCA will receive cash or a mix of cash and stock payments in satisfaction of their respective transaction fees (including Jefferies’ Deferred Discount) at Closing depending on the rate of redemptions of shares of SWAG Common Stock by stockholders of SWAG prior to the time of Closing (the “Redemption Rate”). If the Redemption Rate is less than
80.00
%, then the respective transaction fees (including Jefferies’ Deferred Discount) will be payable in full in cash at Closing. Alternatively, if the Redemption Rate is greater than or equal to
80.0
%, then every dollar of the remaining cash funds in the Trust Account will be allocated as follows (the “Trust Account Allocation”): (i)
50.0
%, to the Post-Combination Company; (ii)
30.9
%, to Jefferies (
23.5
% attributable to the Deferred Discount (in the event of Redemption Rates greater than or equal to
85.0
%) and the remaining
7.4
% attributable to fees pursuant to Jefferies’ engagement as financial advisor to SWAG); (iii)
14.7
%, to Stifel (
12.8
% attributable to fees pursuant to Stifel’s engagement as financial advisor to Nogin and
1.9
% attributable to fees pursuant to Stifel’s engagement as financial advisor to SWAG); and (iv)
4.4
%, to JWCA (provided that
no
financial advisor would be entitled to receive more than its respective transaction fee, and any remaining amounts would be allocated to the Post-Combination Company). The respective transaction fees (excluding Jefferies’ Deferred Discount) will be payable (A) up to
75
% in cash, subject to the Trust Account Allocation (the “Engagement Letter Closing Partial Cash Fees”), and (B) at least
25
% in shares of the Post-Combination Company (the “Post-Closing Fee Shares”). If the Redemption Rate is less than
85.0
%, then the Deferred Discount will be payable
100
% in cash. If the Redemption Rate is greater than or equal to
85.0
%, then the Deferred Discount will be payable up to
100
% in cash, subject to the Trust Account Allocation (the “Deferred Discount Closing Partial Cash Fee” and, together with the Engagement Letter Closing Partial Cash Fees, the “Closing Partial Cash Fees”). To the extent the Trust Account Allocation does not result in full satisfaction of the respective Closing Partial Cash Fees, the Post-Combination Company will owe a “Deferred Post-Closing Cash Obligation” to such financial advisor. The Deferred Post-Closing Cash Obligations shall be due to the respective financial advisors at the earliest to occur of (x) the maturity date of the Convertible Notes, (y) the date on which all Convertible Notes have been repurchased, redeemed or converted, or (z) the closing of an equity issuance of the Post-Combination Company with net proceeds to the Post-Combination Company of at least $
25
million. In addition, each of the financial advisors will have the right, in its sole discretion, to receive shares of the Post-Combination Company (“Post-Closing Stock Fee Shares”) in satisfaction of all or any portion of such financial advisor’s Deferred Post-Closing Cash Obligation, to be issued at the fair market value of the Post-Combination Company’s common
st
ock as determined by the immediately preceding
five
-day volume weighted average price. Any portion of such financial advisor’s Post-Closing Cash Obligation that is not converted into the right to receive Post-Closing Stock Fee Shares will remain due and payable in cash. The Post-Combination Company’s payment of the Post-Closing Cash Obligation, including satisfaction of the Post-Closing Cash Obligation through the issuance of Post-Closing Stock Fee Shares, shall be subject in all respects to certain covenants under the Indenture, including the following: (A) the Post-Combination Company shall not pay any financial advisory or similar costs, fees and expenses associated with the Transactions in cash unless the net indebtedness of the Post-Combination Company is less than $
10
million; and (B) regardless of the fair market value of the Post-Combination Company’s common stock, the Post-Combination Company may not issue the Post-Closing Stock Fee Shares for an amount less than $
5.00
per share of common stock. SWAG, Nogin, Jefferies, Stifel and JWCA established the percentages in the Trust Account Allocation based on the relative sizes of their fees.
Merger Agreement
On February 14, 2022, Software Acquisition Group Inc. III, a Delaware corporation (“SWAG”), and Nuevo Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of SWAG (“Merger Sub”), entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Merger Agreement”) with Branded Online, Inc. (d/b/a Nogin), a Delaware corporation (“Nogin”). If (i) the Merger Agreement is adopted and the transactions contemplated thereby, including the Merger, are approved by SWAG’s and Nogin’s stockholders and (ii) the Merger is subsequently completed, Merger Sub will merge with and into Nogin, with Nogin surviving the Merger as a wholly owned subsidiary of SWAG (the “Merger” and, along with the transactions contemplated in the Merger Agreement, the “Transactions”).
As part of the Transactions, holders of Nogin’s common stock and vested options will receive aggregate consideration of approximately $566.0 million, payable in (i) the case of Nogin’s stockholders, newly issued shares of SWAG Class A common stock, par value $0.0001 per share (“SWAG Class A common stock”), with a value ascribed to each share of SWAG Class A common stock of $10.00, and, at their election, a portion of $20.0 million of consideration payable in cash and (ii) the case of Nogin’s option holders, options of SWAG (collectively, the “merger consideration”).
Amendment to Merger Agreement
On April 20, 2022, SWAG, Merger Sub and Nogin entered into the Amendment to the Merger Agreement (the “MA Amendment”). The MA Amendment reflects the parties’ agreement to lower the cash consideration amount from $20 million to $15 million and increase the share consideration in a proportionate amount.
PIPE Subscription Agreements
On April 19, 2022, SWAG, certain guarantors named therein (the “Notes Guarantors”) and certain investors named therein (each, a “Subscriber” and collectively, the “Subscribers”), entered into subscription agreements (each, a “PIPE Subscription Agreement” and collectively, the “PIPE Subscription Agreements”) pursuant to which SWAG agreed to issue and sell, at the par value of the notes, to the Subscribers immediately prior to the closing of the Merger (i) up to an aggregate principal amount of $75 million of 7.00% Convertible Senior Notes due 2026 (the “Convertible Notes”) convertible into shares of SWAG Class A common stock, par value $0.0001 per share (“SWAG Common Stock”), and (ii) an aggregate of 1.5 million warrants (the “PIPE Warrants”) with each whole PIPE Warrant entitling the holder thereof to purchase one share of SWAG Common Stock (the transactions described in clauses (i) and (ii), collective
ly, the “PIPE Investment”). The Subscribers have agreed to purchase $65 million aggregate principal amount of the Convertible Notes, with a subsidiary of UBS Hedge Fund Solutions LLC (“UBS”) having the option to purchase up to an additional $10 million aggregate principal amount of the Convertible Notes (together with additional PIPE Warrants) pursuant to an “accordion feature” included in UBS’s PIPE Subscription Agreement. Jonathan Huberman, Chief Executive Officer of SWAG, has also executed a PIPE Subscription Agreement for $0.5 million aggregate principal amount of Convertible Notes. Subscribers will also receive a pro rata portion of the PIPE Warrants in connection with their respective commitments to purchase the Convertible Notes.
The PIPE Investment is conditioned on (i) the substantially contemporaneous closing of the Merger and the other Transactions as well as the execution of (x) an indenture governing the Convertible Notes (the “Indenture”) by and among SWAG, as issuer, the Notes Guarantors, as guarantors, and U.S. Bank Trust Company, National Association, as trustee and collateral agent (the “Trustee”) and related agreements securing the payment of the obligations under the Convertible Notes and the Indenture, and (y) a warrant agreement (the “PIPE Warrant Agreement”), by and between SWAG, as issuer, and Continental Stock Transfer & Trust Company, as warrant agent; (ii) certain minimum cash and liquidity requirements; (iii) representations and warranties of the parties to the PIPE Subscription Agreement being true and correct in all material respects as of the closing date of the Transactions (except where qualified as to materiality or otherwise); (iv) absence of material adverse effect with respect to SWAG or the Notes Guarantors, as applicable; and (v) other customary closing conditions. Up to $15 million of the proceeds from the PIPE Investment will be used to fund the cash consideration for the Merger. The Subscription Agreements provide for certain customary registration rights for the PIPE Investors.
Sponsor Agreement
In connection with the execution of the Merger Agreement, our sponsor entered into a sponsor agreement (the “Sponsor Agreement”) with SWAG and Nogin, pursuant to which the sponsor agreed to, among other things, (i) vote at the special meeting to be called for approval of the Transactions any SWAG Class A common stock or SWAG Class B common stock, par value $0.0001 per share (collectively, the “Sponsor Securities”), held of record or thereafter acquired in favor of the proposals presented by SWAG at such meeting, (ii) be bound by certain other covenants and agreements related to the Merger and (iii) be bound by certain transfer restrictions with respect to the Sponsor Securities, in each case, on the terms and subject to the conditions set forth in the Sponsor Agreement. The Sponsor Agreement also provides that the Sponsor has agreed to waive redemption rights in connection with the consummation of the Transactions with respect to any Sponsor Securities they may hold.
The sponsor has also agreed, subject to certain exceptions, not to transfer any of its shares of SWAG Class B common stock (the “Founder Shares”) (or any shares of SWAG common stock issuable upon conversion in connection with the Closing) until the earlier of (i) the date that is the one-year
anniversary of the Closing and (ii) the date on which SWAG completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of SWAG’s stockholders having the right to exchange their shares of SWAG common stock for cash, securities or other property or (iii) subsequent to the consummation of the Transactions, the date on which the last reported sale price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 trading day period commencing at least 150 days after the Closing Date of the Transactions (the “Founder Shares
Lock-up
Period”).
The Sponsor Agreement parties have also agreed, subject to certain exceptions, not to transfer any private placement warrants purchased in connection with SWAG’s initial public offering (the “Private Placement
Warrants”) (or any share of SWAG common stock issued or issuable upon the exercise of the Private Placement Warrants), unti
l 30 days after the Closing Date of the Transactions (the “Private Placement Warrants
Lock-Up
Period” and, together with the Founder Shares
Lock-up
Period, the
“Lock-up
Periods”).
The Sponsor Agreement provides that as of immediately prior to (but subject to) the Closing, 1,710,590 (or 30%) of the Founder Shares held by the sponsor as of the Closing, or 2,565,885 (or 45%) of the Founders Shares if, immediately prior to the Closing, holders of SWAG Class A common stock have validly elected to redeem a number of shares of SWAG Class A common stock (and have not withdrawn such redemptions) that would result in greater than 40% of the funds in the Trust Account being paid to such redeeming holders for such redemptions, will be subject to certain time and performance-based vesting provisions described below. The sponsor has agreed, subject to exceptions, not to transfer any unvested Founder Shares prior to the date such securities become vested. Pursuant to the Sponsor Agreement, 50% of the unvested Founder Shares (the “First Tranche Shares”) will vest on any day following the Closing when the closing price of a share of SWAG Class A common stock on NASDAQ (the “Closing Share Price”) equals or exceeds $12.50 (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) and the remaining 50% will vest (along with any unvested First Tranche Shares) when the Closing Share Price equals or exceeds $14.50 (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like).
The Sponsor Agreement will terminate on the later of (i) the vesting of all unvested Founder Shares (ii) the end of the Founder Shares
Lock-Up
Period.
Company Support Agreement
In connection with the execution of the Merger Agreement, SWAG, Nogin and certain stockholders of Nogin (collectively, the “Supporting Nogin Stockholders” and each, a “Supporting Nogin Stockholder”) entered into the Company Support Agreement. Pursuant to the Company Support Agreement, among other things, each Supporting Nogin Stockholder agreed to (i) vote at any meeting of the stockholders of Nogin all of its Nogin common stock and/or Nogin preferred stock, as applicable (or any securities convertible into or exercisable or exchangeable for Nogin common stock or Nogin preferred stock), held of record or thereafter acquired in favor of the transactions and the adoption of the Merger Agreement; (ii) appoint the chief executive officer of Nogin as such stockholder’s proxy in the event such stockholder fails to fulfil its obligations under the Company Support Agreement, (iii) be bound by certain other covenants and agreements related to the Merger and (iv) be bound by certain transfer restrictions with respect to Nogin securities, in each case, on the terms and subject to the conditions set forth in the Company Support Agreement. The shares of Nogin capital stock that are owned by the Supporting Nogin Stockholders and subject to the Company Support Agreement represent approximately 84.8% of the outstanding shares of Nogin common stock and approximately 99.5% of the outstanding shares of Nogin preferred stock. The execution and delivery of written consents by all of the Supporting Nogin Stockholders will constitute the Nogin stockholder approval at the time of such delivery. Additionally, the Supporting Nogin Stockholders have agreed to waive any appraisal rights (including under Section 262 of the DGCL) with respect to the Merger and any rights to dissent with respect to the Merger.
Registration Rights Agreement
The Merger Agreement contemplates that, at the Closing, SWAG and certain stockholders of Nogin and SWAG will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which SWAG will agree to register for resale, pursuant to Rule 415 under the Securities Act, certain shares of SWAG Class A common stock and other equity securities of SWAG that are held by the parties thereto from time to time. Pursuant to the Registration Rights Agreement, SWAG will agree to file a shelf registration statement registering the resale of the SWAG Class A common stock (including those held as of the effective time or issuable upon future exercise of the Private Placement Warrants) and the Private Placement Warrants (the “Registrable Securities”) under the Registration Rights Agreement withi
n

15
days of the Closing. Up to four times total and up to twice in any12-month period, certain legacy Nogin stockholders and legacy SWAG stockholders may request to sell all or any portion of their Registrable Securities in an underwritten offering so long as the total offering price is reasonably expected to exceed

$
35

million. SWAG also agreed to provide customary “piggyback” registration rights, subject to certain requirements and customary conditions. The Registration Rights Agreement also provides that SWAG will pay certain expenses relating to such registrations and indemnify the stockholders against certain liabilities.
Representations and Warranties
Under the Merger Agreement, Nogin made customary representations and warranties relating to: organization; authorization; capitalization; Nogin’s subsidiaries; consents and approvals; consolidated financial statements; absence of undisclosed liabilities; absence of certain changes; real estate; intellectual property; litigation; material contracts; taxes; environmental matters; licenses and permits; employee benefits; labor and employment matters; international trade and anti-corruption matters; certain fees; insurance policies; affiliate transactions; information supplied; customers and suppliers; compliance with laws; PPP loans; and disclaimer of warranties.
Under the Merger Agreement, SWAG and Merger Sub made customary representations and warranties relating to: organization; authorization; capitalization; consents and approvals; consolidated financial statements; business activities and absence of undisclosed liabilities; absence of certain changes; litigation; material contracts; taxes; compliance with laws; certain fees; organization of Merger Sub; Securities and Exchange Commission (“SEC”) reports, Nasdaq Stock Market LLC (“NASDAQ”) compliance and the Investment Company Act; information supplied; approvals of boards of directors and stockholders; SWAG’s Trust Account (the “Trust Account”); affiliate transactions; independent investigation; employee benefits; valid issuance of securities; takeover statutes and charter provisions; and disclaimer of warranties.
Covenants
The Merger Agreement includes customary covenants of the parties with respect to business operations prior to the consummation of the Transactions and efforts to satisfy conditions to the consummation of the Transactions. The Merger Agreement also contains additional covenants of the parties, including, among others, covenants providing for SWAG and the Company to cooperate in the preparation of the Registration Statement on Form S-4 required to be prepared in connection with the Transactions (the “Registration Statement”).

NOTE 6. COMMITMENTS AND CONTINGENCIES
On September 15, 2021, the Company entered into an agreement with a vendor for financial advisement services related to the Business Combination. The agreement calls for the vendor to receive a contingent fee at Business Combination in the amount of $
3,000,000
. If, following or in connection with the termination, abandonment or failure to occur of any proposed Business Combination in respect of which the Company entered into an agreement during the term of this Agreement or during the
12
-month period following the effective date of termination of this Agreement, the Company or any affiliate is entitled to receive a break-up, termination, “topping,” expense reimbursement, earnest money payment or similar fee or payment (each and together, “Termination Payments”), the vendor shall be entitled to a cash fee (the “Break-Up Fee”), payable upon the Company’s or such affiliate’s receipt of such amount, equal to the lesser of (x)
25
% of the aggregate amount of all Termination Payments paid to the Company or such affiliate or (y) $
750,000
. In addition, the agreement contains an additional contingent fee provision of
4
% of the gross proceeds of any equity or equity-linked securities sold in connection with the Business Combination. In addition to any fees that may be payable to the vendor, the Company will reimburse the vendor for all reasonable expenses in connection with the agreement.
On October 11, 2021, the Company entered into an agreement with a vendor for financial advisement services related to the Business Combination. The agreement calls for the vendor to receive a contingent fee at Business Combination in the amount equal to (i) the aggregate principal amount of securities issued at the closing of such transaction, multiplied by (ii) 4%, multiplied by (iii) 50%. In addition to any fees that may be payable to the vendor, the Company will reimburse the vendor for all reasonable expenses in connection with the agreement.
Registration Rights
Pursuant to a registration rights agreement entered into on July 28, 2021, the holders of the Founder Shares, Private Placement Units (including securities contained therein) and units (including securities contained therein) that may be issued upon conversion of Working Capital Loans, and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and any shares of Class A common stock and warrants (and underlying Class A common stock) are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. This agreement has been subsequently amended and restated. (see Note 11)
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the date of the Initial Public Offering to purchase up to 3,000,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On August 2, 2021, the underwriters notified the Company of their intention to partially exercise their over-allotment option. As such, on August 4, 2021, the Company consummated the sale of an additional 2,807,868 Units.
The underwriters were paid a cash fee of $0.20 per Unit, or $4,561,574 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $7,982,754 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agre ement.

The Company entered into several other agreements subsequent to year end. (See Note 11)
Branded Online Inc dba Nogin [Member]
COMMITMENTS AND CONTINGENCIES
14.	COMMITMENTS AND CONTINGENCIES
Operating Leases
The Company has entered into lease agreements for offices and warehouses located in California.
As of June 30, 2022, the monthly lease payments for the leases range from approximately $36 thousand to approximately $124 thousand and the leases expire at various times through November 2028. Some of the leases contain renewal options.
Minimum rent payments under all operating leases are recognized on a straight-line basis over the term of the lease including any periods of free rent, and any difference between rental payments and straight-line is recognized as deferred rent in the accompanying condensed consolidated balance sheet.
Rent expense for the six months ended June 30, 2022 and 2021 was approximately $2.7 million and $1.6 million, respectively, and is included in general and administrative expenses in the condensed consolidated statements of operations.
In July 2018, the Company assumed the operating lease for office space of the entity with which an asset purchase agreement (APA) was executed. The monthly lease payment is $75 thousand and expires in May 2023. The future minimum lease payments are included in the table below. The Company subleased the office space to a third-party in December 2018 for approximately $87 thousand per month. The sublease agreement will expire in May 2023. Future rental income is as follows: approximately $1.0 million per year during 2022 and approximately $435 thousand in 2023.
Future minimum lease payments under
non-cancelable
terms are as follows (in thousands):

As of June 30, 2022
2022 (remaining payments)	$1,353
2023	1,272
2024	873
2025	900
2026	927
Thereafter	1,853

Total minimum lease payments	$7,178

Litigation
In the ordinary course of business, the Company may face various claims brought by third parties and the Company may, from time to time, make claims or take legal actions to assert its rights, including intellectual property disputes, contractual disputes, and other commercial disputes. Any of these claims could subject the Company to litigation. As of June 30, 2022 there are no claims that would cause a material impact on the condensed consolidated financial statements.
Indemnities
The Company’s directors and officers agreements require us, among other things, to indemnify the director or officer against specified expenses and liabilities, such as attorneys’ fees, judgments, fines and settlements, paid by the individual in connection with any action, suit or proceeding arising out of the individual’s status or service as our director or officer, other than liabilities arising from willful misconduct or conduct that is knowingly fraudulent or deliberately dishonest, and to advance expenses incurred by the individual in connection with any proceeding against the individual with respect to which the individual may be entitled to indemnification by the Company. The Company also indemnifies its lessor in connection with its facility lease for certain claims arising from the use of the facilities.
These indemnities do not provide for any limitation of the maximum potential future payments the Company could be obligated to make. Historically, the Company has not incurred any payments for these obligations and, therefore, no liabilities have been recorded for these indemnities in the accompanying condensed consolidated balance sheets.

18.	COMMITMENTS AND CONTINGENCIES
Operating Leases
The Company has entered into lease agreements for offices and warehouses located in California.
As of December 31, 2021, the monthly lease payments for the leases range from approximately $35 thousand to approximately $82 thousand and the leases expire at various times through November 2028. Some of the leases contain renewal options.
Minimum rent payments under all operating leases are recognized on a straight-line basis over the term of the lease including any periods of free rent, and any difference between rental payments and straight-line is recognized as deferred rent in the accompanying consolidated balance sheet.
Rent expense for the years ended December 31, 2021, 2020 and 2019 was approximately $4.0 million, $2.8 million and $2.0 million, respectively, and is included in general and administrative expenses in the consolidated statements of operations.
In July 2018, the Company assumed the operating lease for office space of the entity with which an asset purchase agreement (APA) was executed. The monthly lease payment is $75 thousand and expires in May 2023. The future minimum lease payments are included in the table below. The Company subleased the office space to a third-party in December 2018 for approximately $87 thousand per month. The sublease agreement will expire in May 2023. Future rental income is as follows: approximately $1.0 million per year during 2021 – 2022 and approximately $435 thousand in 2023.
Future minimum lease payments under
non-cancelable
terms are as follows (in thousands):

As of December 31, 2021
2022	$3,017
2023	1,272
2024	873
2025	900
2026	927
Thereafter	1,853

Total minimum lease payments	$8,842

Litigation
In the ordinary course of business, the Company may face various claims brought by third parties and the Company may, from time to time, make claims or take legal actions to assert its rights, including intellectual property disputes, contractual disputes, and other commercial disputes. Any of these claims could subject the Company to litigation. As of December 31, 2021 there are no claims that would cause a material impact on the consolidated financial statements.

Indemnities
The Company’s directors and officers agreements require us, among other things, to indemnify the director or officer against specified expenses and liabilities, such as attorneys’ fees, judgments, fines and settlements, paid by the individual in connection with any action, suit or proceeding arising out of the individual’s status or service as our director or officer, other than liabilities arising from willful misconduct or conduct that is knowingly fraudulent or deliberately dishonest, and to advance expenses incurred by the individual in connection with any proceeding against the individual with respect to which the individual may be entitled to indemnification by the Company. The Company also indemnifies its lessor in connection with its facility lease for certain claims arising from the use of the facilities.
These indemnities do not provide for any limitation of the maximum potential future payments the Company could be obligated to make. Historically, the Company has not incurred any payments for these obligations and, therefore, no liabilities have been recorded for these indemnities in the accompanying condensed consolidated balance sheets.